Acquisitions	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Acquisitions

Note 3 — Acquisitions

Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year.

On September 14, 2016, the Company acquired Vindicia, Inc. (“Vindicia”), Brite:Bill Group Limited (“Brite:Bill”) and Pontis, Inc. (“Pontis”) for the aggregate of $258,457 in cash, with the potential for additional consideration subject to the achievement of certain performance metrics. These three companies were acquired to expand the Company’s digital offering. Please see Note 9 to the consolidated financial statements.

On July 2, 2015, the Company acquired a substantial majority of the assets of the business support systems (BSS) business unit of Comverse, Inc. (“Comverse”) for $271,812 in cash, of which a total of $13,000 was attributable to a restructuring activity initiated by the Company and was recorded in the consolidated statements of income, in accordance with authoritative guidance for business combinations. Upon this acquisition, the Company and Comverse signed a transition services agreement for services to be performed by Comverse for an agreed period following the acquisition date. This acquisition geographically complements the Company’s market focus by expanding and diversifying its global customer base, particularly in Asia Pacific, Latin America and Europe. Please see Note 9 to the consolidated financial statements.